Consolidated statement of financial position - USD ($) $ in Millions		Dec. 31, 2021 [1]	Dec. 31, 2020
NON-CURRENT ASSETS
Intangible assets, net		$ 7,721	$ 3,403
Property, plant and equipment, net		3,198	2,755
Right of use assets		1,008	895
Investments in joint ventures		596	2,642
Investments in associates		22	24
Contract costs, net		8	5
Deferred tax assets		180	197
Derivative financial instruments		21	27
Amounts due from non-controlling interests, associates and joint ventures		24	90
Other non-current assets		74	77
TOTAL NON-CURRENT ASSETS		12,852	10,114
CURRENT ASSETS
Inventories		63	37
Trade receivables, net		405	351
Contract assets, net		69	31
Amounts due from non-controlling interests, associates and joint ventures		42	206
Prepayments and accrued income		168	149
Current income tax assets		104	96
Supplier advances for capital expenditure		35	21
Equity investments		0	160
Other current assets		302	181
Restricted cash		203	199
Cash and cash equivalents	[2]	895	875
TOTAL CURRENT ASSETS		2,286	2,307
Assets held for sale		0	1
TOTAL ASSETS		15,139	12,422
EQUITY
Share capital and premium		628	630
Treasury shares		(60)	(30)
Other reserves		(594)	(562)
Retained profits		2,019	2,365
Net profit (loss) for the year attributable to equity holders		590	(344)
Equity attributable to owners of the Company		2,583	2,059
Non-controlling interests		157	215
TOTAL EQUITY		2,740	2,274
NON-CURRENT LIABILITIES
Debt and financing		5,904	5,578
Non-current lease liabilities		996	897
Derivative financial instruments		1	14
Amounts due to non-controlling interests, associates and joint ventures		0	29
Payables and accruals for capital expenditure		435	485
Provisions and other non-current liabilities		364	328
Deferred tax liabilities		214	209
TOTAL NON-CURRENT LIABILITIES		7,914	7,540
CURRENT LIABILITIES
Debt and financing		1,840	113
Lease liabilities		171	123
Put option liability		290	262
Derivative financial instruments		0	1
Payables and accruals for capital expenditure		452	345
Other trade payables		347	334
Amounts due to non-controlling interests, associates and joint ventures		74	311
Accrued interest and other expenses		539	445
Current income tax liabilities		128	71
Contract liabilities		97	90
Provisions and other current liabilities		546	511
TOTAL CURRENT LIABILITIES		4,485	2,608
Liabilities directly associated with assets held for sale		0	0
TOTAL LIABILITIES		12,399	10,148
TOTAL EQUITY AND LIABILITIES		$ 15,139	12,422
Guatemala joint ventures
NON-CURRENT ASSETS
Investments in joint ventures			2,031
TOTAL NON-CURRENT ASSETS			2,195
CURRENT ASSETS
Cash and cash equivalents			188
NON-CURRENT LIABILITIES
Debt and financing			619
TOTAL NON-CURRENT LIABILITIES			751
CURRENT LIABILITIES
Debt and financing			$ 24

[1]	The assets and liabilities of Tigo Guatemala are fully consolidated since the acquisition of the remaining 45% shareholding on November 12, 2021. See note A.1.2. for further details. As a result, numbers might not be directly comparable with previous years' figures.
[2]	The cash flows of Tigo Guatemala are fully consolidated since the acquisition of the remaining 45% shareholding on November 12, 2021. See note A.1.2. for further details. As a result, numbers might not be directly comparable with previous years' figures.